Issues Related to Maxus Entities	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Issues Related to Maxus Entities
32. ISSUES RELATED TO MAXUS ENTITIES
32.a) Legal proceedings
32.a.1) Introduction
At the time of its acquisition by YPF in 1995, Maxus Energy Corporation (“Maxus”) and certain of its subsidiaries (including Tierra Solutions, Inc. (“TS”), Maxus International Energy Company (“MIEC”), Maxus (US) Exploration Company (“MUSE”) and Gateway Coal Company (“Gateway”) and together with Maxus, TS, MIEC and MUSE, the “Maxus Entities”), would have certain liabilities related to former operations of a previous Maxus subsidiary: Diamond Shamrock Chemicals Company (“Chemicals”). In 1986, Maxus sold Chemicals to Occidental Chemical Corporation (“Occidental”), and in connection with that sale agreed to indemnify Chemicals and Occidental from and against certain liabilities relating to the business or activities of Chemicals prior to September 4, 1986, including environmental liabilities relating to chemical plants and waste disposal sites used by Chemicals prior to that date. Mainly as a result of such indemnity obligation, the Maxus Entities have been involved in various administrative and judicial proceedings of an environmental and contractual nature in the United States, as described in Note 32.a.2).
In June 2016, each of the Maxus Entities filed a voluntary petition under Chapter 11 of the Bankruptcy Code of the United States (“United States Bankruptcy Code”) with the United States Bankruptcy Court of the District of Delaware (“Bankruptcy Court”), which had the effect of staying the cross-claims described in Note 32.a.2.ii). In December 2016, as part of their reorganization process, the Maxus Entities, in their capacity as debtors, filed their proposed plan of liquidation (“Liquidation Plan”) in accordance with the United States Bankruptcy Code. In March 2017 the Maxus Entities and the creditors committee of the Maxus Entities (“Creditors Committee”) filed their alternative proposed plan of liquidation (“Alternative Plan”) under the United States Bankruptcy Code, which contemplated, among other matters, the creation of a liquidating trust (“Liquidating Trust”) and the cancellation of the equity participations of YPF Holdings and YCLH Holdings, Inc (“YCLH Holdings”, formerly CLH Holdings, Inc.) in the Maxus Entities. The Bankruptcy Court approved the Alternative Plan in May 2017, which was confirmed and became effective in July 2017.
In June 2018, the Liquidating Trust filed a lawsuit with the Bankruptcy Court against YPF, YPF Holdings, YCLH Holdings and YPF International (collectively, the “YPF Defendants”), as well as other entities not related to the YPF Defendants, claiming alleged damages in an amount up to 14,000, on the basis of allegations of fraudulent transfers and alter ego liability of the YPF Defendants in connection with corporate restructuring transactions of the Maxus Entities. Throughout the 1990s and 2000s decades, certain restructuring transactions were carried out in respect of the international operations of the Group, including certain operations by the companies that made up the Maxus Entities’ group, which were carried out in the ordinary course of business with the legitimate objective of achieving greater efficiencies in the management of such international operations. For its part, the Liquidating Trust alleged that (i) these restructuring transactions constitute fraudulent transfers for which the YPF Defendants are liable, and (ii) the YPF Defendants are an alter ego of the Maxus Entities and are responsible for all of their liabilities, including the environmental liabilities described in Note 32.a.2.i). The YPF Defendants rejected these allegations made by the Liquidating Trust for considering them without merit and obtained a partial summary judgment decision from the Bankruptcy Court in their favor, rejecting the “all liabilities” theory (liability for all liabilities and contingencies of the Maxus Entities) proposed by the Liquidating Trust related to the alleged alter ego damages, as described in Note 32.a.4).

On April 6, 2023, the YPF Defendants, the Liquidating Trust and other companies not related to the YPF Defendants (Repsol, S.A., Repsol Exploración, S.A., Repsol USA Holdings LLC, Repsol E&P USA LLC, Repsol Offshore E&P USA, Inc., Perenco Trinidad & Tobago (Holdings) ETVE SLU (f/k/a Repsol E&P T&T Limited), and Repsol Services Co. (collectively, the “Repsol Defendants”) signed, among other documents, a settlement and release agreement (the “Trust Settlement Agreement”) providing for a full release and discharge of all claims in exchange for payment of a settlement amount, subject to the satisfaction or waiver of certain conditions, including court approvals and other procedural events, as described in Note 32.a.4).
32.a.2) Background to the Reorganization Process of the Maxus Entities under the United States Bankruptcy Code
Following the petition filed by the Maxus Entities with the Bankruptcy Court under the United States Bankruptcy Code in June 2016, the Company only has access to information regarding administrative and judicial proceedings against the Maxus Entities that is published by the competent authorities and/or that is publicly filed by the parties involved in such proceedings, including information published by the United States Environmental Protection Agency (“EPA”).
The development of these administrative and judicial proceedings was relevant to the Company in light of the Liquidating Trust’s request to the Bankruptcy Court that the YPF Defendants be found liable for all liabilities and contingencies of the Maxus Entities, including those that might eventually arise in the future as a result of such proceedings (“all liabilities” theory). However, as described in Note 32.a.4), on June 22, 2022, the Bankruptcy Court granted partial summary judgment in favor of the YPF Defendants, rejecting the “all liabilities” theory (liability for all liabilities and contingencies of the Maxus Entities) proposed by the Liquidating Trust relating to the alleged alter ego damages. In rejecting the “all liabilities” theory, the Bankruptcy Court agreed with the YPF Defendants that the alleged alter ego damages required evidence of causation and, therefore, the Liquidating Trust would have to prove that the claimed damages were caused by the alleged alter ego conduct. Moreover, as described in Note 32.a.4), the case brought by the Liquidating Trust has been dismissed.
32.a.2.i) Environmental administrative matters
In 1986 at the time of the sale of Chemicals to Occidental, TS (formerly Chemical Land Holdings, Inc.) owned a chemical plant located on Lister Avenue in Newark, New Jersey, on the banks of the Passaic River. The plant allegedly discharged chemicals that contaminated the area surrounding the plant (“Lister Site”), the Passaic River and Newark Bay. After the sale and up to the date the Maxus Entities filed the petition for reorganization with the Bankruptcy Court in June 2016, the plant in the Lister Site continued to be owned by TS. Occidental alleged that under the sale agreement, Maxus made itself liable to indemnify Occidental for all environmental liabilities related to the Lister Site, the Passaic River and the Newark Bay that may be Chemicals´ or Occidental´s responsibility. Throughout the 1990s and subsequently, the EPA, the New Jersey Department of Environmental Protection (“Department of Environmental Protection” or “DEP”), and the National Oceanic and Atmospheric Administration (“NOAA”) initiated several administrative proceedings against Occidental, the Maxus Entities, and various other entities in connection with the study and remediation of environmental liabilities located at the Lister Site, the Passaic River, and Newark Bay, which gave rise to, among others, those mentioned below:

-	2014 Feasibility Study and 2016 ROD issued by the EPA for the environmental remediation of the lower 8.3 miles of the Passaic River;
-	Removal actions next to the Lister Site undertaken by TS under the 2008 consent agreement with the EPA;
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2019 remedial investigation report for the lower 17 miles of the Passaic River, 2020 feasibility study for the lower 17 miles of the Passaic River, and 2021 ROD issued by the EPA for the upper 9 miles of the Passaic River;

-	Feasibility study for the Newark Bay and parts of the Hackensack, Arthur Kill and Kill van Kull rivers.
As of the effective date of the Trust Settlement Agreement, the Oxy Settlement Agreement and the Government Agreement (see Note 32.a.4)), certain administrative proceedings, to which the YPF Defendants are not parties, remained pending.

32.a.2.ii) Legal proceedings in the courts of New Jersey for the Passaic River
In relation to the alleged contamination in the Passaic River, Newark Bay, other nearby waterways and surrounding areas, in 2005 the DEP sued Maxus, TS, YPF, YPF Holdings, YCLH Holdings, Repsol and other companies, including Occidental (later adding YPF International), before the New Jersey Court seeking remediation of natural resources damages and punitive damages, among other claims. The defendants made responsive pleadings and filings.
In 2008 Occidental filed cross-claims before the New Jersey Court alleging that under Chemicals’ sale agreement, Maxus would be liable to indemnify Occidental for the damages that the DEP claimed from Occidental, and that YPF, YPF Holdings, YCLH Holdings and Repsol (later adding YPF International) were also liable for such damages as they had received fraudulent transfers from Maxus and/or were Maxus’ alter ego. The defendants rejected these allegations and asserted appropriate defenses.
In 2013 the DEP entered into a proposed settlement agreement with YPF, YPF Holdings, YPF International, YCLH Holdings, Maxus and TS (“Settlement Agreement”). The Settlement Agreement, which did not imply endorsement of facts or rights and presented only for conciliatory purposes, was subject to an approval process, publication, comment period and approval by the New Jersey Court. According to the terms of the Settlement Agreement, the DEP would agree to release certain claims related to environmental liabilities within a geographic area of the Passaic River initiated against YPF, YPF International, YPF Holdings, YCLH Holdings, Maxus and TS, recognizing a limited liability of up to 400 collectively, for these and other participants in the litigation if they were found responsible. In return, Maxus would make cash payment of 65 at the time of approval of the Settlement Agreement.
Simultaneously, Repsol reached a settlement agreement with the DEP, agreeing to pay 65 (subject to the same 400 limitation described above).
In 2013, the New Jersey Court approved the Settlement Agreement and, on February 10, 2014, in compliance with the Settlement Agreement, Maxus made a deposit of 65.
Additionally, on December 16, 2014, the New Jersey Court approved a settlement agreement whereby the DEP agreed to settle all claims against Occidental related to the environmental liabilities within a specific geographical area of the Passaic River, in consideration for the payment of 190 and a sum amounting up to 400 to reimburse the State of New Jersey in the event it is required to pay a percentage of the costs for future remedial actions in accordance with the United States Federal Comprehensive Environmental Response, Compensation and Liability Act.
Following the signing of the aforementioned settlement agreements, the cross-claims between the defendants (Occidental, Maxus, TS, YPF, YPF International, YPF Holdings, YCLH Holdings and Repsol) remained pending resolution by the New Jersey Court.
However, such cross-claims were stayed as of June 17, 2016, when Maxus, TS, and other affiliated companies each filed a voluntary petition under Chapter 11 with the Bankruptcy Court, as described in Note 32.a.3). On June 28, 2016, at Occidental’s request, the New Jersey Court transferred all remaining claims in the Passaic River litigation from the New Jersey Court to the Bankruptcy Court.
On August 2, 2023, a stipulation of dismissal of all claims was filed in the New Jersey Court, effectuating the immediate dismissal with prejudice of the action as of that same date.

32.a.3) Reorganization Process under Chapter 11 of the United States Bankruptcy Code
On June 17, 2016, each of the Maxus Entities filed a voluntary petition under the United States Bankruptcy Code with the United States Bankruptcy Court. In this context, the Maxus Entities entered into an agreement (the “2016 Agreement”) with YPF, YPF Holdings, YCLH Holdings, YPF International and YPF Services USA Corp (“YPF Services”) (together, the “YPF Entities”), to settle all of the Maxus Entities’ claims against the YPF Entities, including any alter ego claims, all of which, in the YPF Entities’ opinion, had no merit.
The 2016 Agreement provided for: (i) the granting of a year-long loan by YPF Holdings for an amount of up to 63.1 (“DIP Loan”) to finance the Maxus Entities’ activities during a bankruptcy case, and (ii) a payment of 130 to the Maxus Entities (“Settlement Payment”) for a release of all claims that the Maxus Entities might have against the YPF Entities.
On December 29, 2016, the Maxus Entities filed with the Bankruptcy Court their proposed Liquidation Plan under the United States Bankruptcy Code. The Plan foresaw a 130 Settlement Payment under the 2016 Agreement and provided that, if the 2016 Agreement was approved, portions of the 130 Settlement Payment would be deposited into (i) a liquidating trust for distribution to creditors and (ii) an environmental response trust for use in remediation. Moreover, if the Liquidation Plan were approved, the 2016 Agreement with the Maxus Entities would likely be confirmed and the claims against the YPF Entities, including the alter-ego claims, would be settled and released in exchange for the 130 Settlement Payment.
The Liquidation Plan, however, provided for certain contingencies should the Bankruptcy Court not approve the 2016 Agreement. In that scenario, the Maxus Entities’ claims against YPF Entities, including the alter-ego claims, would be transferred into a liquidating trust.
On March 28, 2017, the Maxus Entities and the Creditors Committee submitted the Alternative Plan, which did not include the 2016 Agreement with the YPF Entities.
Under the Alternative Plan, the Liquidating Trust could pursue alter ego claims and any other claim belonging to the insolvent’s estate against the YPF Entities. The Liquidating Trust would be financed by Occidental in its capacity as creditor of the Maxus Entities. As such, the Alternative Plan did not contemplate the implementation of the originally submitted 2016 Agreement, and on April 10, 2017, YPF Holdings gave notice that this situation constituted an event of default under the DIP Loan. By the approval of the financing offered by Occidental under the Alternative Plan, the Bankruptcy Court ordered the return of the outstanding amounts (12) under the terms of the DIP Loan, which were subsequently returned to YPF Holdings.
On May 22, 2017, the Bankruptcy Court issued an order confirming the Alternative Plan submitted by the Creditors Committee and the Maxus Entities, which became effective as of July 14, 2017. Through the Alternative Plan the Liquidating Trust was created, which brought in 2018 the complaint referred to in Note 32.a.4) hereafter.
32.a.4) Claim of the Liquidating Trust
On June 14, 2018, the Liquidating Trust filed a lawsuit against the YPF Defendants and the Repsol Defendants before the Bankruptcy Court, claiming alleged damages of up to 14,000, on the basis of allegations of fraudulent transfers and liability as the Maxus Entities’ alter ego (“Liquidating Trust’s Claim”). As described above, throughout the 1990s and 2000s decades, several restructuring operations were carried out in respect of the international operations of the Group, including operations of companies that made up the Maxus Entities’ group, which were carried out in the ordinary course of business with the legitimate objective of achieving greater efficiencies in the management of the Group’s international operations. For its part, as against the YPF Defendants, the Liquidating Trust alleged that (i) these restructuring transactions constituted fraudulent transfers for which the YPF Defendants were liable and (ii) the YPF Defendants were an alter ego of the Maxus Entities and were responsible for all of the Maxus Entities’ liabilities, including the environmental liabilities described in Note 32.a.2.i). The YPF Defendants rejected such allegations and filed a motion to dismiss the Liquidating Trust’s Claim (“Motion to Dismiss”).

Between October 19, 2018 and January 22, 2019, several procedural actions were completed in connection with the Motion to Dismiss. Similarly, during that period, the Repsol Defendants also filed a motion requesting that the Bankruptcy Court dismiss the Liquidating Trust’s Claim. On February 15, 2019, the Bankruptcy Court denied both motions.
On March 1, 2019, the YPF Defendants sought leave to appeal the order dated February 15, 2019, rejecting the Motion to Dismiss. The appeal was denied by the Delaware District Court on September 12, 2019, and the parties proceeded to the discovery process.
While the aforementioned appeal was still being considered, on April 1, 2019, the YPF Defendants on one hand, and the Repsol Defendants, on the other hand, answered the complaint initiated by the Liquidating Trust.
Within the framework of the Liquidating Trust’s Claim, during 2019 and 2020 court activity focused on (i) the filing of motions to withdraw the reference, the purpose of which was to have a matter transferred to district court of the respective district rather than a bankruptcy court, (ii) the discovery process, (iii) the filing of a motion to disqualify against the attorneys of the Liquidating Trust, and (iv) the definition of procedural stages.
On March 23, 2020, the District Court for the District of Delaware rejected the motions to withdraw the reference raised by the YPF Defendants and the Repsol Defendants as premature.
With regard to the discovery process, the judicial activity mainly included proceedings related to the definition of the documentary and testimonial evidence to be produced in the process. The fact discovery process substantially concluded on October 21, 2021, and the expert discovery process concluded on April 8, 2022.
With regard to the motion to disqualify the attorneys of the Liquidating Trust, on December 19, 2020, the YPF Defendants filed a Motion to Disqualify White & Case LLP as legal representatives of the Liquidating Trust based on the Company’s understanding that such law firm might be prevented from acting in such capacity by virtue of conflicts of interest arising from the incorporation to the firm of attorney-at-law Jessica Boelter, former partner of the firm Sidley Austin LLP and member of the team of attorneys that advised the YPF Defendants in this process.
On April 6, 2021, the Bankruptcy Court denied such motion for disqualification, a decision that was appealed by the YPF Defendants before the Court of Appeals for the Third Circuit.
On September 9, 2022, the Court of Appeals for the Third Circuit issued a decision affirming the Bankruptcy Court’s decision dismissing the motion for disqualification.
On March 16, 2022, the Liquidating Trust filed a motion for partial summary judgment on certain of its claims against the YPF Defendants and the Repsol Defendants. That motion did not request the entry of a monetary judgment at that time, acknowledging that certain issues should be resolved at trial.
On April 27, 2022, the YPF Defendants and the Repsol Defendants filed their motions for summary judgment as well as their respective oppositions to the motion for summary judgment filed by the Liquidating Trust.
On June 13, 2022, a hearing was held before the Bankruptcy Court for the presentation of the oral arguments related to motions for summary judgment. On June 22, 2022, the Bankruptcy Court rejected the motion for summary judgment filed by the Liquidating Trust stating, among other considerations, that there were relevant matters of fact in dispute that had to be settled at the trial stage. The Bankruptcy Court also partially granted summary judgment in favor of the YPF Defendants rejecting the “all liabilities” theory (responsibility for all Maxus Entities’ liabilities and contingencies) proposed by the Liquidating Trust in relation to the claimed alter ego damages. In rejecting the “all liabilities” theory proposed by the Liquidating Trust, the Bankruptcy Court concurred with the YPF Defendants that the damages claimed by alter ego require evidence of causality, and, therefore, the Liquidating Trust would have to prove that the damages claimed were caused by the purported alter ego behavior. The Bankruptcy Court also stated that the liability for the alleged alter ego behavior of the YPF Defendants and the Repsol Defendants is an issue that would have to be first settled at the trial stage before the amount of damages, if any, can be analyzed.

On September 30, 2022, the Bankruptcy Court confirmed the dates proposed by the parties for trial during the months of March and April 2023. On January 3, 2023, the parties jointly requested a stay of all deadlines and suspension of trial dates, with new trial dates to be held for the period between June 19, 2023, and July 31, 2023. The Bankruptcy Court granted the request that same day.
As mentioned in Note 32.a.1), on April 6, 2023, the YPF Defendants, the Repsol Defendants and the Liquidating Trust signed the Trust Settlement Agreement. Pursuant to the Trust Settlement Agreement, the Liquidating Trust agreed to dismiss with prejudice all of the actions brought against the YPF Defendants and the Repsol Defendants and to provide a full release and discharge of all claims, in exchange for the payment of 575, of which the YPF Defendants agreed to pay 287.5 (less certain deductions), plus interest accruing from May 1, 2023 until the date of payment. The civil action pending before the New Jersey state court against the YPF Defendants (see Note 32.a.2.ii)) was also included in the dismissals and releases described above.
In addition to the Trust Settlement Agreement, the YPF Defendants and the Repsol Defendants signed a settlement and release agreement (“Oxy Settlement Agreement”) with Occidental and various other Occidental entities, including Occidental Petroleum Corporation and Occidental Chemical Holding Corporation (together, the “Oxy Parties”). Pursuant to the Oxy Settlement Agreement, which did not require any payment in addition to the amounts covered by the Trust Settlement Agreement given the benefits to the Oxy Parties under that agreement, the Oxy Parties agreed to release all claims they may possess against the YPF Defendants and the Repsol Defendants relating to the Maxus Entities, the Passaic River and other areas subject to environmental remediation.
The YPF Defendants and the Repsol Defendants also entered into a settlement and covenant not to sue agreement (“Government Agreement”) with various U.S. governmental entities, including the U.S. Department of Justice (on behalf of the EPA, the Department of Interior, and the NOAA) and the States of Ohio and Wisconsin (“Governmental Parties”). The Governmental Parties have covenanted not to sue the YPF Defendants or the Repsol Defendants with respect to claims similar to those the Liquidating Trust has asserted, as well as certain claims under the U.S. Comprehensive Environmental Response, Compensation, and Liability Act (CERCLA). Given the benefits to the Governmental Parties under the Trust Settlement Agreement, the Government Agreement also did not require any payment in addition to the amounts covered by the Trust Settlement Agreement.
As noted above, the YPF Defendants’ payment to the Liquidating Trust, and the dismissal and release of actions and claims against the YPF Defendants under the aforementioned agreements, were subject to a number of conditions and procedural steps, including obtaining a final court order approving the Trust Settlement Agreement and a final court order approving the Government Agreement. On August 2, 2023, following satisfaction of all conditions and procedural steps, the YPF Defendants made payment under the Trust Settlement Agreement and the dismissals and releases described above became effective as to the YPF Defendants, including dismissal of all relevant state and federal actions against the YPF Defendants.
32.b) Accounting matters
In connection with the petition filed with the Bankruptcy Court under the United States Bankruptcy Code by the Maxus Entities on June 17, 2016, as described in Note 32.a.2), the Company considered this an event that required reconsideration of whether the consolidation of the Maxus Entities remained appropriate. In order to carry out this analysis, the Company followed the guidelines established in IFRS 10 to reassess whether it maintained control over the activities of the Maxus Entities. This analysis, in accordance with IAS 8, was complemented by the criteria set forth in the United States Standard ASC 810 published by the FASB, the principles of which are consistent with IFRS 10, but addresses in more detail the issues related to the consolidation of entities that file a reorganization proceeding under the United States Bankruptcy Code.

Generally, when an entity files a reorganization petition under the United States Bankruptcy Code, shareholders do not maintain the ability to exercise the power to make decisions that have a significant impact on the economic performance of the business of entities because that power is usually subject to Bankruptcy Court approval.
The petition filed by the Maxus Entities under the United States Bankruptcy Code had relevant effects on the rights of YPF Holdings as a shareholder of these entities, because creditors of the bankruptcy process (the “Creditors”) replaced the shareholders in their legal capacity to file derivative suits against the directors on behalf of the Maxus Entities for breach of the Debtors’ fiduciary obligations, since the Creditors would be the main beneficiaries in any increase in value of these entities. However, at the time of the voluntary filing of the reorganization petition under the United States Bankruptcy Code, it should be noted that YPF Holdings retained its right to designate directors of the Maxus Entities through shareholders’ meetings, unless the Bankruptcy Court ordered otherwise. In addition, the bankruptcy cases filed with the Bankruptcy Court also affected the responsibilities and functions of the board of directors and management of each of the respective Maxus Entities. Each of the Maxus Entities had become a “debtor in possession” and, in accordance with the United States Bankruptcy Code, remained in possession of its property and, subject to certain limitations, was authorized to carry out its normal operations, unless the Bankruptcy Court ordered otherwise. Even so, during the United States Bankruptcy Code’s cases, the directors of the Maxus Entities do not have absolute discretion, since any decision outside the ordinary course of business of the Maxus Entities will be subject to the approval of the Bankruptcy Court.
Likewise, on November 8, 2016, the Maxus Entities amended their by-laws in order to give greater discretion to the independent directors.
Additionally, the Alternative Plan approved by the Bankruptcy Court was confirmed and became effective in July 2017, pursuant to which the equity participations of YPF Holdings and YCLH Holdings in the Maxus Entities were cancelled, and, accordingly, these companies ceased having any participation in the Maxus Entities.
In view of the foregoing, the Company understands that it is no longer able to influence the Maxus Entities’ operations and results, a necessary condition established by IFRS 10 to establish the existence of an effective financial control and therefore, on June 17, 2016, it proceeded to deconsolidate the investments of the Maxus Entities.